Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 23, 2021
Document Effective Date	Dec. 23, 2021
Prospectus Date	Dec. 23, 2021
Baillie Gifford Emerging Markets Ex China Fund | Class K
Prospectus:
Trading Symbol	BGEZX
Baillie Gifford Emerging Markets Ex China Fund | Institutional Class
Prospectus:
Trading Symbol	BGEWX
Baillie Gifford Health Innovation Equities Fund | Class K
Prospectus:
Trading Symbol	BGHDX
Baillie Gifford Health Innovation Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BGHBX